UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     /s/  Jeffrey R. Scharf     Santa Cruz, CA     August 08, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $219,573 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     2455    67595 SH       SOLE                                      67595
AMERICAN INT'L GROUP           COM              026874107     7524   110275 SH       SOLE                                     110275
AOL TIME WARNER                COM              00184A105     3292   223788 SH       SOLE                                     223788
AT&T CANADA                    COM              00207Q202     5044   158675 SH       SOLE                                     158675
CANADIAN NAT'L RAILWAY         COM              136375102    15047   290481 SH       SOLE                                     290481
CANADIAN PACIFIC RAILWAY       COM              13645T100     1745    71153 SH       SOLE                                      71153
CP HOLDRS  F DEP RECEIPTS      COM              12616K106     1282    28448 SH       SOLE                                      28448
EMERSON ELECTRIC               COM              291011104     7365   137646 SH       SOLE                                     137646
ENCANA                         COM              292505104     3281   107209 SH       SOLE                                     107209
FANNIE MAE                     COM              313586109     9559   129616 SH       SOLE                                     129616
FIRST DATA                     COM              319963104     9035   242888 SH       SOLE                                     242888
FREDDIE MAC                    COM              313400301     7476   122164 SH       SOLE                                     122164
GANNETT                        COM              364730101    11143   146815 SH       SOLE                                     146815
GENERAL AMER 7 2% PREF         PREF             368802302      284    10945 SH       SOLE                                      10945
GENERAL ELECTRIC               COM              369604103    10276   353726 SH       SOLE                                     353726
GUIDANT                        COM              401698105     5671   187580 SH       SOLE                                     187580
HOME DEPOT                     COM              437076102     1508    41045 SH       SOLE                                      41045
INT'L BUSINESS MACHINES        COM              459200101     8648   120109 SH       SOLE                                     120109
JOHNSON CONTROLS               COM              478366107     2338    28645 SH       SOLE                                      28645
LENNAR 0% CV LYON              CV. BOND         526057AA2      981  1260000 SH       SOLE                                    1260000
MBNA                           COM              55262L100     3281    99225 SH       SOLE                                      99225
MCDONALDS CORP                 COM              580135101     8087   284246 SH       SOLE                                     284246
MERCK                          COM              589331107     8926   176265 SH       SOLE                                     176265
MERRILL LYNCH CV TO AOL        EXCH. BOND       590188JV1       72    85000 SH       SOLE                                      85000
NABORS INDUSTRIES LTD          COM              629568106     9323   264095 SH       SOLE                                     264095
PFIZER                         COM              717081103     3365    96136 SH       SOLE                                      96136
QUEBECOR WORLD                 COM              748203106     8339   309440 SH       SOLE                                     309440
RYLAND GROUP                   COM              783764103    20898   420058 SH       SOLE                                     420058
STARBUCKS                      COM              855244109      531    21375 SH       SOLE                                      21375
TORCHMARK                      COM              891027104     5740   150250 SH       SOLE                                     150250
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     4343    66565 SH       SOLE                                      66565
V F  CORPORATION               COM              918204108     8801   224455 SH       SOLE                                     224455
WAL-MART STORES                COM              931142103     7069   128508 SH       SOLE                                     128508
WASHINGTON MUTUAL              COM              939322103    13721   369750 SH       SOLE                                     369750
YUM! BRANDS                    COM              988498101     3123   106762 SH       SOLE                                     106762